Derivative Financial Instruments AOCI Gain Loss to Income next 12 months Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ (18,321)
Term of Cash Flow Hedges	10 years